Class A Prospectus | SIMT Multi-Strategy Alternative Fund
SIMT Multi-Strategy Alternative Fund

SEI INSTITUTIONAL MANAGED TRUST

Small Cap Value Fund
Tax-Managed Small/Mid Cap Fund
Multi-Strategy Alternative Fund
(the "Funds")

Supplement dated November 6, 2015
to the Class A Shares Prospectus (the "Prospectus") dated January 31, 2015, as amended on July 17, 2015

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the fees and expenses and portfolio management of the Funds.

Restatement of the Fees and Expenses for the Multi-Strategy Alternative Fund

Under the section titled "Fund Summary," under the heading entitled "Fees and Expenses," under the sub-heading entitled "Annual Fund Operating Expenses," the table is hereby deleted and replaced with the following in order to reflect the Fund's current fees and expenses:

(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class A Prospectus SIMT Multi-Strategy Alternative Fund Class A	[1]
Management Fees	1.50%
Distribution (12b-1) Fees	none
Dividends on Shorts	0.02%
Remainder of Other Expenses	0.61%
Total Other Expenses	0.63%
Acquired Funds Fees and Expenses (AFFE)	1.37%	[2]
Total Annual Fund Operating Expenses	3.50%
[1]	Total Annual Fund Operating Expenses have been restated to reflect current fees.
[2]	AFFE is based on estimated amounts for the current fiscal year. The Fund incurred AFFE during the most recent fiscal year, and therefore the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

In addition, under the same heading, under the sub-heading entitled "Example," the table is hereby deleted and replaced with the following:
Expense Example	1 Year	3 Years	5 Years	10 Years
Class A Prospectus | SIMT Multi-Strategy Alternative Fund | Class A | USD ($)	353	1,074	1,817	3,774

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE